Trade and Other Payables	12 Months Ended
Mar. 31, 2025
Trade and Other Payables [Abstract]
Trade and other payables
12.	Trade and other payables

	March 31, 2024	March 31, 2025
	US$	US$
Trade payables – third parties	1,653,660	2,568,272
Advance payment from customers	464,080	172,821
Accrued expenses	343,491	1,292,291
Other payables	5,137	391,446
	2,466,368	4,424,830

Trade payables are non-interest bearing and are normally settled on 30 to 60 days’ (2024: 30 to 60 days’) credit term.

Advance payment from customers represents payment received from customers prior to delivery of goods. Upon delivery of goods and acceptance by customers, the advance payment will be offset against trade receivable.

Accrued expenses mainly consist of staff cost, contract workers’ cost, interest payables, freight charges and professional fees.

The currency profiles of the Group’s trade and other payables as at the end of each reporting period are as follows:

	March 31, 2024	March 31, 2025
	US$	US$
United States Dollar	2,127,465	3,481,658
Hong Kong Dollar	302,616	850,436
Renminbi	14,348	65,328
Khmer Riel	21,939	27,408
	2,466,368	4,424,830